Employee Benefits and Private Pension Plan - Changes in provision for post-employment benefits (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee benefits and private pension plan
Provision for post-employment benefits, opening	R$ 215,719	R$ 284,724
Expense for the year of continuing operations	20,944	15,585
Expense (revenue) for the year of discontinued operations	494	2,951
Actuarial (gains) losses from changes in actuarial assumptions	(2,589)	(58,954)
Benefits paid directly by Company and its subsidiaries	(19,012)	(18,400)
Exchange rates from post-employment benefits of foreign subsidiaries	0	217
Reclassification to liabilities held for sale	0	(10,404)
Provision for post-employment benefits, ending	R$ 215,556	R$ 215,719